Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 45,239,647	$ 55,952,873
Receivables, trade	26,815,143	23,148,782
Working capital advances	3,450,000	3,300,000
Prepayments	1,060,594	803,003
Advances and deposits	4,071,948	3,136,362
Other receivables	0	82,636
Inventories	7,970,981	7,339,252
Total current assets	88,608,313	93,762,908
Non-current assets
Vessels and vessel equipment, net	777,204,873	785,461,415
Deferred dry dock expenditure, net	2,865,323	3,232,293
Leasehold improvements	487,265	488,561
Other non-current assets, net	676,986	697,546
Total non-current assets	781,234,447	789,879,815
TOTAL ASSETS	869,842,760	883,642,723
Current liabilities
Payables, trade	13,988,584	14,448,043
Charter revenue received in advance	0	507,780
Other payables	19,854	5,354
Accrued interest on loans	2,016,774	2,067,991
Current portion of long-term debt	41,575,142	41,827,480
Current portion of capital lease obligations	298,343	159,028
Total current liabilities	57,898,697	59,015,676
Non-current liabilities
Non-current portion of long-term debt	400,948,674	411,385,626
Non-current portion of capital lease obligations	8,778,519	8,971,622
Total non-current liabilities	409,727,193	420,357,248
Equity
Share capital	340,613	340,613
Additional paid in capital	405,393,519	405,279,257
Treasury stock	(4,272,477)	(4,272,477)
Accumulated surplus	755,215	2,922,406
Total equity	402,216,870	404,269,799
TOTAL LIABILITIES AND EQUITY	$ 869,842,760	$ 883,642,723